Employee Benefit Plans (Schedule Of Estimated Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 15.7
2015	16.0
2016	16.4
2017	16.5
2018	16.8
2019-2023	$ 88.8